Leases - Summary of Supplemental Balance Sheet Information Related to Operating Leases (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Summary Of Supplement Balance Sheet Information Relating To Operating Leases [Abstract]
Operating lease right-of-use assets	$ 4,408	$ 0
Current maturities of operating leases	1,814	0
Non-current operating leases	2,126	$ 0
Total operating lease liabilities	$ 3,940
Weighted average remaining lease term (years)	2 years 6 months
Weighted annual average discount rate	13.06%